Significant Operation Losses - Additional Information (Detail) - TWD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Significant operation losses [line items]
Loss from virus outbreak		$ 2,596.0
Estimated loss from unqualified photoresist materials	$ 3,400.0